Group information - Additional Information (Detail) $ in Thousands, m³ in Millions, MMBbls in Millions	12 Months Ended	48 Months Ended
	Dec. 31, 2023 USD ($)	Feb. 28, 2027 MMBbls	Feb. 28, 2027 m³	Feb. 28, 2027 Kilocalories	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Feb. 23, 2023 USD ($)	Feb. 15, 2023 USD ($)
Corporate and Company information [Line Items]
Cash	$ 10,000				$ 5,734	$ 10,734	$ 26,468	$ 10,000
Volume of oil reserve receivable		4	300
Volume of natural gas receivable | Kilocalories				9,300
Receivable related to the transfer of conventional assets	205,730
Gains (losses) on disposals of property, plant and equipment	120,529
Gain related to the transfer of conventional assets	89,659
Other non-cash costs related to the transfer of conventional assets	27,539
Goodwill [member]
Corporate and Company information [Line Items]
Gains (losses) on disposals of other non-current assets	$ 5,542
Vista Argentina [Member]
Corporate and Company information [Line Items]
Ownership percentage	100.00%
Neuquen Basin Argentina [Member] | Medanito25 de Mayo and Jagel de los Machos [Member]
Corporate and Company information [Line Items]
Percentage of Concessions for Exploitation	100.00%
Neuquen Basin Argentina [Member] | Coirn Amargo Norte CAN [Member]
Corporate and Company information [Line Items]
Percentage of Concessions for Exploitation	84.62%
Neuquen Basin Argentina [Member] | Bajada del Palo Oeste and Bajada del Palo Este Aguada Federal and Bandurria Norte [Member]
Corporate and Company information [Line Items]
Percentage of Concessions for Exploitation	100.00%
Neuquen Basin Argentina [Member] | Aguila Mora [Member]
Corporate and Company information [Line Items]
Percentage of Concessions for Exploitation	90.00%
Northwest Basin Argentina [Member] | Acambuco [Member]
Corporate and Company information [Line Items]
Percentage of Concessions for Exploitation	1.50%
Mexico 50% of blocks CS-01 [Member]
Corporate and Company information [Line Items]
Percentage of Concessions for Exploitation	100.00%
In Argentina [Member] | Federal [Member]
Corporate and Company information [Line Items]
Percentage of Concessions for Exploitation	100.00%
In Argentina [Member] | Entre Lomas [Member]
Corporate and Company information [Line Items]
Percentage of Concessions for Exploitation	100.00%
In Argentina [Member] | Twenty Five de MayoMedanito SE [Member]
Corporate and Company information [Line Items]
Percentage of Concessions for Exploitation	100.00%
In Argentina [Member] | Jarilla Quemada [Member]
Corporate and Company information [Line Items]
Percentage of Concessions for Exploitation	100.00%